Summary of Significant Accounting Policies - Schedule of Quality Assurance Fund Obligations Movement Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounting Policies [Abstract]
Opening balance	¥ 473,704		¥ 125,651	¥ 2,630
Fair value of newly written quality assurance obligation	3,318,432		634,899	266,850
Release of quality assurance payable upon repayment	(2,506,141)		(386,304)	(165,185)
Contingent liability	2,527,209		293,269	126,662
Payouts during the year	(4,812,797)		(1,122,039)	(764,449)
Recoveries during the year	3,062,437		928,228	659,143
Ending balance	¥ 2,062,844	$ 317,053	¥ 473,704	¥ 125,651